Sterling Capital Stratton Small Cap Value Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .7%
Aerospace & Defense — 2 .6%
161,045
Moog, Inc. , Class A ................
$ 12,770,869
Banks — 19 .7%
236,790
Community Bank System, Inc. ........
14,754,385
189,503
First Horizon Corp .................
2,418,059
314,560
First Midwest Bancorp, Inc. ..........
5,007,795
293,820
Glacier Bancorp, Inc. ...............
13,518,658
91,880
Signature Bank ...................
12,430,445
25,440
SVB Financial Group (a) .............
9,866,395
140,160
TCF Financial Corp. ................
5,188,723
371,051
Umpqua Holdings Corp. .............
5,617,712
150,480
United Bankshares, Inc. .............
4,875,552
254,820
Webster Financial Corp. .............
10,740,663
199,190
Wintrust Financial Corp. .............
12,168,517
96,586,904
Capital Markets — 1 .5%
71,360
Affiliated Managers Group, Inc. .......
7,257,312
Chemicals — 3 .4%
413,887
Avient Corp. .....................
16,671,368
Construction & Engineering — 4 .0%
284,990
MasTec, Inc. (a) ...................
19,430,618
Electric Utilities — 2 .4%
269,000
Portland General Electric Co. .........
11,505,130
Electrical Equipment — 3 .3%
194,390
EnerSys .........................
16,146,033
Electronic Equipment, Instruments &
Components — 2 .9%
212,828
Belden, Inc. ......................
8,917,493
58,200
ePlus, Inc. (a) .....................
5,118,690
14,036,183
Entertainment — 2 .8%
66,320
Take-Two Interactive Software, Inc. (a) ...
13,780,633
Equity Real Estate Investment Trusts (REITS)
— 9 .7%
173,630
American Campus Communities, Inc. ...
7,426,155
384,363
First Industrial Realty Trust, Inc. .......
16,193,213
251,914
Highwoods Properties, Inc. ...........
9,983,352
471,350
Medical Properties Trust, Inc. .........
10,270,717
63,830
SL Green Realty Corp. ..............
3,802,991
47,676,428
Food & Staples Retailing — 7 .0%
276,240
BJ's Wholesale Club Holdings, Inc. (a) ...
10,298,227
85,670
Casey's General Stores, Inc. ..........
15,302,375
176,870
Performance Food Group Co. (a) .......
8,420,781
34,021,383
Food Products — 0 .9%
98,500
TreeHouse Foods, Inc. (a) ............
4,185,265
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — 2 .2%
176,540
Southwest Gas Holdings, Inc. .........
$ 10,724,805
Health Care Equipment & Supplies — 3 .2%
55,273
West Pharmaceutical Services, Inc. .....
15,659,394
Health Care Providers & Services — 2 .1%
145,258
BioTelemetry, Inc. (a) ...............
10,470,197
Household Durables — 1 .6%
92,460
Meritage Homes Corp. (a) ............
7,657,537
Insurance — 6 .2%
128,980
Hanover Insurance Group, Inc. (The) ....
15,080,341
229,210
Selective Insurance Group, Inc. ........
15,352,486
30,432,827
IT Services — 3 .4%
67,560
CACI International, Inc. , Class A (a) .....
16,844,735
Machinery — 6 .6%
200,590
Crane Co. .......................
15,577,819
193,440
Oshkosh Corp. ....................
16,649,381
32,227,200
Semiconductors & Semiconductor Equipment
— 7 .3%
568,527
ON Semiconductor Corp. (a) ..........
18,607,889
103,874
Qorvo, Inc. (a) ....................
17,271,130
35,879,019
Software — 2 .8%
114,147
PTC, Inc. (a) ......................
13,653,123
Trading Companies & Distributors — 3 .1%
65,931
United Rentals, Inc. (a) ..............
15,290,058
Total Common Stocks
(Cost $ 165,567,981 ) .............. 482,907,021
MONEY MARKET FUND — 0.0%
216,963
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
216,963
Total Money Market Fund
(Cost $ 216,963 ) ................. 216,963
Total Investments — 98 .7%
(Cost $ 165,784,944 ) ........................... 483,123,984
Net Other Assets (Liabilities) — 1 .3% ............... 6,219,059
NET ASSETS — 100.0% .......................
$ 489,343,043
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Stratton Small Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Stratton Small Cap Value Fund .......... $ 483,123,984 (a) $ — $ — $ 483,123,984
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.